Geographical Information	12 Months Ended
Dec. 31, 2023
Geographical Information [Abstract]
GEOGRAPHICAL INFORMATION

NOTE 29:     GEOGRAPHICAL INFORMATION

Reportable segment

The reporting segments are identified on the basis of information that is reviewed by the chief operating decision maker (“CODM”) to make decisions about resources to be allocated and to assess performance. Accordingly, for Management purposes, the Company is organized into operating segments based on the products and services of its business units and has one material reportable segment, cryptocurrency Mining, which is the operation of server farms that support the validation and verification of transactions on the BTC blockchain, earning cryptocurrency for providing these services, as described in Note 1.

Revenues

Revenues* by country are as follows:

	Year ended December 31,
	2023	2022
Canada	104,434	112,106
USA	15,966	25,095
Argentina	19,050	1,455
Paraguay	6,916	3,772
	146,366	142,428

*	Revenues are presented based on the geographical contribution of computational power used for hashing calculations (measured by hashrate) or sales to external customers. During the years ended December 31, 2023 and 2022, the Company earned 97% and 98% of its revenues, respectively, from one Mining pool. The Company has the ability to switch Mining Pools or to mine independently at any time.

Property, Plant and Equipment

The net book value of property, plant and equipment by country is as follows:

	As of December 31,	As of December 31,
	2023	2022
Canada	101,454	142,654
USA	18,154	32,664
Argentina	54,657	31,927
Paraguay	11,747	12,183
	186,012	219,428